Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash collateral - netted
Cash collateral paid	SFr 26,815	SFr 20,695
Cash collateral received	16,795	14,633
Cash collateral - not netted
Cash collateral paid	7,741	4,570
Cash collateral received	7,831	7,457
Bank
Cash collateral - netted
Cash collateral paid	26,885	20,739
Cash collateral received	16,795	14,633
Cash collateral - not netted
Cash collateral paid	7,741	4,570
Cash collateral received	SFr 7,831	SFr 7,457